Consolidated Statement of Changes in Shareholders' Equity (Unaudited) (USD $) In Thousands, except Share data	Common Stock	Paid-In Capital	Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2013	$ 1,334	$ 1,109,185	$ (6,307)	$ 1,104,212
Beginning Balance (in shares) at Dec. 31, 2013	133,403,931			133,403,931
Net loss			(44,567)	(44,567)
Net proceeds from common stock offering	47	42,298		42,345
Net proceeds from common stock offering (in shares)	4,695,000
Common stock issued to SSH	1	499		500
Common stock issued to SSH (in shares)	52,394
Issuance of shares of restricted stock, in value	21	(21)
Issuance of shares of restricted stock (in shares)	2,148,370
Restricted stock amortization		17,579		17,579
Ending Balance at Sep. 30, 2014	$ 1,403	$ 1,169,540	$ (50,874)	$ 1,120,069
Ending Balance (in Shares) at Sep. 30, 2014	140,299,695			140,299,695